Income Tax - Reconciliations of Tax Charge (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Net income before income tax expenses	$ 218,471	$ 139,767	$ 98,137
Net income not subject to taxes	72,899	(148,118)	(205,363)
Net income (loss) subject to taxes	291,370	(8,351)	(107,226)
Amount computed using the standard rate of corporate tax	16,476	731	(30,548)
Adjustments to valuation allowance and uncertain tax position	(12,830)	(3,352)	25,361
Permanent and currency differences	(1,576)	(2,069)	(2,540)
Change in tax rate	3,086	5,315	8,508
Income tax expense	$ 5,156	$ 625	$ 781